Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis

	Quoted prices in	Other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
December 31, 2022
Cash	$15,149,333	$—	$—	$15,149,333
Total assets	$15,149,333	$—	$—	$15,149,333

December 31, 2021
Cash	$15,155,279	$—	$—	$15,155,279
Total assets	$15,155,279	$—	$—	$15,155,279